Condensed Consolidated Interim Statements of Cash Flows	9 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
OPERATING ACTIVITIES
Net loss	$ (24,982,562)	$ (34,274,476)	$ (42,992,724)	$ (52,093,659)
Adjustments to reconcile net losses to net cash used in operating activities:
Depreciation	70,408	138,088	172,425	261,747
Interest due from related parties loan	(2,369)	(2,369)	(3,144)
Fair value gain on derivative liability		(546,121)
Foreign exchange effect on convertible debenture		204,694
Provision for legal claim	692,009		(848,213)	9,921,298
Provision for contract settlement			1,252,076
Provision for losses on related party transactions		479,809	479,808	1,872,334
Accretion expense	3,155	719,195		203,918
Interest expense	25,291	545,000	1,953,499	348,441
Issuance of shares for advisory units		49,714
Provision for contract settlement		1,252,076
Issuance of advisory Units and warrants for services			49,714	61,049
Restricted shares units	(3,300,231)
Share based payments	5,336,681	8,855,582	7,679,205	7,850,119
Changes in operating assets and liabilities:
Accounts receivable	(164,000)	100,000	100,000	(65,000)
Contract assets and unbilled revenue	6,654	(242,959)	(6,654)	98,359
Provision for legal claim		(1,791,000)
Tax receivable	(157,050)	(182,822)	(229,948)	(170,149)
Prepaid expenses	(469,725)	(58,082)	158,287	648,326
Deferred financing costs	118,546	80,993	(37,553)	(80,993)
Legal claim payments			(125,000)
Accounts payable and accrued liabilities	1,134,893	289,726	(792,865)	1,615,703
Deferred revenue	(100,000)	100,000	100,000	(65,000)
Net cash used in operating activities	(21,788,300)	(24,762,761)	(33,091,087)	(29,593,507)
INVESTING ACTIVITIES
Due from related parties			(479,808)	(1,070,582)
Investment in equipment	(65,285)	(30,580)	(30,579)	(185,155)
Net cash used in investing activities	(65,285)	(30,580)	(510,387)	(1,255,737)
FINANCING ACTIVITIES
Deferred grant	(25,993)	122,748	67,732
Proceeds from issuance of contingent consideration	495,880
Contingent consideration issuance costs	(50,037)
Repayments of loans	(1,938)	(2,005,815)	(2,007,106)	(7,752)
Proceeds from issuance of special warrants		8,511,105
Special warrant issuance costs
Proceeds from issuance of promissory notes				2,000,000
Proceeds from issuance of equity instruments	1,572,440	2,017,805	2,951,695	9,839,457
Proceeds from issuance of Units	14,930,232	6,690,340	29,272,271	17,518,269
Units issuance costs	(1,759,795)	(515,276)
Special warrant issuance costs		(372,877)	(446,682)
Private placement issuance costs			(2,179,478)	(1,697,576)
Proceeds from issuance of convertible debentures	1,934,170	10,000,000	10,000,000
Convertible debentures issuance costs	(69,527)		(446,682)
Lease payments				(113,978)
Net cash provided by financing activities	17,025,432	24,448,030	37,658,432	27,538,420
Foreign exchange effect on cash	79,201	329,535	(132,779)	(193,730)
Net change in cash during the period	(4,748,952)	(15,776)	3,924,179	(3,504,554)
Cash, beginning of the period	4,816,906	892,727	892,727	4,397,281
Cash, end of the period	$ 67,954	$ 876,951	$ 4,816,906	$ 892,727